Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2025
SAE-NPRT3-0126
1.918362.115
Common Stocks - 68.2%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	905,594	77,591,294
Anglogold Ashanti Plc (South Africa)	54,007	4,561,822

TOTAL AUSTRALIA		82,153,116
BRAZIL - 3.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,100	5,024,493
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	2,400	4,972,272
Diversified Consumer Services - 0.0%
Cogna Educacao SA	3,540,900	2,580,459
Ser Educacional SA (c)(d)	37,664	67,385
		2,647,844
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	309,700	2,240,718
Cyrela Brazil Realty SA Empreendimentos e Participacoes	514,800	3,453,635
Direcional Engenharia SA	948,900	3,308,266
		9,002,619
Specialty Retail - 0.1%
C&A MODAS SA	607,200	2,028,228
Grupo SBF SA	46,800	129,585
Lojas Renner SA	1,930,074	5,734,701
Ultrapar Participacoes SA	565,600	2,335,364
		10,227,878
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	80,400	172,763
Guararapes Confeccoes SA	111,962	236,180
		408,943
TOTAL CONSUMER DISCRETIONARY		27,259,556

Consumer Staples - 0.0%
Food Products - 0.0%
Minerva SA/Brazil (b)	233,314	270,561
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras ADR	1,584,070	19,864,237
PRIO SA/Brazil (b)	5,777,084	40,769,740
		60,633,977
Financials - 1.7%
Banks - 1.2%
Banco ABC Brasil SA	21,400	97,782
Banco Bradesco SA (PN)	915,900	3,385,390
Banco Bradesco SA ADR	3,391,334	12,547,936
Banco do Estado do Rio Grande do Sul SA Series B	89,600	246,080
Inter & Co Inc Class A	91,071	827,835
Itau Unibanco Holding SA	4,134,016	32,249,019
Itau Unibanco Holding SA ADR	2,708,033	21,122,657
Itausa SA	7,465,372	17,202,446
NU Holdings Ltd/Cayman Islands Class A (b)	4,794,986	83,384,807
		171,063,952
Capital Markets - 0.5%
Banco BTG Pactual SA unit	5,556,678	56,088,839
XP Inc Class A	524,515	10,338,191
		66,427,030
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	521,799	5,468,454
StoneCo Ltd Class A (b)(e)	138,100	2,326,985
		7,795,439
TOTAL FINANCIALS		245,286,421

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	710,553	1,932,844
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	18,696
		1,951,540
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	43,022	189,405
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,243,001	10,562,778
TOTAL INDUSTRIALS		10,752,183

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,038,700	8,377,162
Materials - 0.7%
Metals & Mining - 0.6%
CSN Mineracao SA	205,900	209,069
Gerdau SA	1,126,710	4,048,502
Gerdau SA ADR (e)	9,078,214	32,681,571
Vale SA ADR	3,602,154	45,423,162
		82,362,304
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio	6,879	22,127
Suzano SA	1,781,078	15,942,731
		15,964,858
TOTAL MATERIALS		98,327,162

Utilities - 0.3%
Electric Utilities - 0.3%
Axia Energia	1,182,100	13,936,239
Equatorial Energia SA	2,862,738	21,404,100
		35,340,339
Water Utilities - 0.0%
Cia De Sanena Do Parana	554,576	751,161
TOTAL UTILITIES		36,091,500

TOTAL BRAZIL		493,974,555
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (b)	102,500	9,082,668
Materials - 0.0%
Metals & Mining - 0.0%
Torex Gold Resources Inc	89,752	4,226,684
TOTAL CANADA		13,309,352
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	902,643	5,856,511
Financials - 0.0%
Banks - 0.0%
Banco de Chile	23,145,117	4,388,740
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	154,296,012	3,731,976
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	1,189,516	43,426,429
TOTAL CHILE		57,403,656
CHINA - 19.8%
Communication Services - 5.8%
Entertainment - 0.9%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	468,200	1,361,810
FriendTimes Inc (b)(c)	11,932	766
G-bits Network Technology Xiamen Co Ltd A Shares (China)	86,017	5,217,513
Giant Network Group Co Ltd A Shares (China)	102,600	596,556
Netease Inc	1,663,850	46,027,097
Netease Inc ADR	126,240	17,427,432
Perfect World Co Ltd/China A Shares (China)	256,900	514,486
Tencent Music Entertainment Group A Shares	777,528	7,260,885
Tencent Music Entertainment Group Class A ADR	3,009,145	55,518,726
XD Inc (c)	345,265	3,133,068
		137,058,339
Interactive Media & Services - 4.9%
Autohome Inc Class A ADR	136,290	3,238,250
Baidu Inc A Shares (b)	506,000	7,460,143
Baidu Inc Class A ADR (b)	59,005	6,897,094
Bilibili Inc Z Shares (b)	211,900	5,648,812
Hello Group Inc Class A ADR	106,578	741,783
JOYY Inc Class A ADR	77,440	4,888,013
Kuaishou Technology B Shares (c)(d)	1,929,100	16,799,237
Tencent Holdings Ltd	8,296,653	655,531,356
Tongdao Liepin Group (c)	345,863	162,144
Weibo Corp Class A ADR (e)	208,430	2,071,794
		703,438,626
Media - 0.0%
Focus Media Information Technology Co Ltd A Shares (China)	1,031,000	1,070,991
TOTAL COMMUNICATION SERVICES		841,567,956

Consumer Discretionary - 5.3%
Automobile Components - 0.2%
Autel Intelligent Technology Corp Ltd A Shares (China)	178,151	856,065
Changchun Faway Automobile Components Co Ltd A Shares (China)	69,400	93,867
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares	253,795	4,321,174
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,033,228	9,620,321
Hesai Group ADR (b)	268,276	5,158,947
Huayu Automotive Systems Co Ltd A Shares (China)	1,347,000	3,697,061
Minth Group Ltd	1,060,000	4,634,475
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	952,100	5,366,332
		33,748,242
Automobiles - 0.4%
BAIC Motor Corp Ltd H Shares (b)(c)(d)	1,207,500	335,001
BYD Co Ltd H Shares	3,286,629	41,305,879
Dongfeng Motor Group Co Ltd H Shares (b)	3,580,000	4,230,347
Geely Automobile Holdings Ltd	1,873,000	4,075,269
Loncin Motor Co Ltd A Shares (China)	2,493,450	5,064,041
Niu Technologies ADR (b)	30,394	105,467
SAIC Motor Corp Ltd A Shares (China)	2,609,803	5,521,656
Yadea Group Holdings Ltd (c)(d)	202,000	320,163
Zhejiang Taotao Vehicles Co Ltd (China)	59,100	1,724,416
		62,682,239
Broadline Retail - 3.0%
Alibaba Group Holding Ltd	8,441,061	166,076,268
Alibaba Group Holding Ltd ADR	646,806	101,742,584
JD.com Inc A Shares	810,300	12,121,302
JD.com Inc ADR	215,396	6,425,263
PDD Holdings Inc Class A ADR (b)	1,036,780	120,349,422
Prosus NV Class N	15,737	992,123
Vipshop Holdings Ltd Class A ADR	617,778	12,133,160
		419,840,122
Diversified Consumer Services - 0.1%
China New Higher Education Group Ltd (c)(d)	172,885	24,648
New Oriental Education & Technology Group Inc	177,800	914,510
TAL Education Group Class A ADR (b)	1,159,500	12,754,500
		13,693,658
Hotels, Restaurants & Leisure - 1.0%
Atour Lifestyle Holdings Ltd ADR	25,182	966,233
H World Group Ltd ADR	679,932	31,344,865
Meituan B Shares (b)(c)(d)	3,387,552	43,914,047
Shangri-La Asia Ltd	11,148,000	6,472,030
Trip.com Group Ltd	476,790	33,228,201
Trip.com Group Ltd ADR	245,640	17,175,149
Xiabuxiabu Catering Management China Holdings Co Ltd (b)(c)(d)	80,000	8,118
Yum China Holdings Inc	177,300	8,535,222
		141,643,865
Household Durables - 0.3%
Guangdong Xinbao Electrical Appliances Holdings Co Ltd A Shares (China)	580,900	1,218,358
Haier Smart Home Co Ltd A Shares (China)	5,074,067	19,778,359
Haier Smart Home Co Ltd H Shares	1,258,200	4,295,461
Midea Group Co Ltd A Shares	429,500	4,847,661
Midea Group Co Ltd A Shares (China)	1,065,964	12,031,275
TCL Electronics Holdings Ltd	112,000	147,019
Viomi Technology Co Ltd Class A ADR	63,369	157,789
		42,475,922
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	313,400	549,461
Grand Baoxin Auto Group Ltd (b)(f)	209,460	2,314
Pop Mart International Group Ltd (c)(d)	496,600	14,338,646
Zhongsheng Group Holdings Ltd	454,500	683,590
		15,574,011
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	143,000	1,558,450
Bosideng International Holdings Ltd	3,010,000	1,917,579
Cabbeen Fashion Ltd	48,447	9,396
CECEP COSTIN New Materials Group Ltd (b)(f)	741,000	1
Guangdong Chj Industry Co Ltd A Shares (China)	199,400	360,442
Laopu Gold Co Ltd H Shares	45,000	3,886,959
Li Ning Co Ltd	596,500	1,330,042
Luolai Lifestyle Technology Co Ltd A Shares (China)	132,100	177,924
Shenzhou International Group Holdings Ltd	2,160,500	19,216,716
Zhejiang Semir Garment Co Ltd A Shares (China)	99,900	85,703
		28,543,212
TOTAL CONSUMER DISCRETIONARY		758,201,271

Consumer Staples - 0.4%
Beverages - 0.4%
China Foods Ltd	206,000	105,836
China Resources Beer Holdings Co Ltd	2,378,500	8,492,843
China Resources Beverage Holdings Co Ltd	81,200	108,571
Eastroc Beverage Group Co Ltd A Shares	118,721	4,423,964
Eastroc Beverage Group Co Ltd A Shares (China)	266,660	9,936,694
Kweichow Moutai Co Ltd A Shares (China)	77,536	15,895,014
Nongfu Spring Co Ltd H Shares (c)(d)	752,600	4,719,186
Tsingtao Brewery Co Ltd H Shares	70,000	472,921
		44,155,029
Consumer Staples Distribution & Retail - 0.0%
Guangzhou Ruoyuchen Tech Co Ltd A Shares (China)	53,200	275,716
JD Health International Inc (b)(c)(d)	422,600	3,316,469
Yifeng Pharmacy Chain Co Ltd A Shares (China)	151,700	484,973
		4,077,158
Food Products - 0.0%
China Mengniu Dairy Co Ltd	696,000	1,341,822
Guangdong Haid Group Co Ltd A Shares (China)	377,791	2,979,378
		4,321,200
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	37,800	94,079
Personal Care Products - 0.0%
Chlitina Holding Ltd	9,000	28,597
TOTAL CONSUMER STAPLES		52,676,063

Energy - 0.1%
Energy Equipment & Services - 0.0%
Anton Oilfield Services Group/Hong Kong	428,000	48,376
China Oilfield Services Ltd H Shares	540,000	502,848
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	133,100	1,061,520
		1,612,744
Oil, Gas & Consumable Fuels - 0.1%
China Merchants Energy Shipping Co Ltd A Shares (China)	798,457	994,185
PetroChina Co Ltd H Shares	17,150,000	19,120,048
		20,114,233
TOTAL ENERGY		21,726,977

Financials - 3.0%
Banks - 1.4%
Agricultural Bank of China Ltd H Shares	19,356,980	14,494,768
Bank of Chengdu Co Ltd A Shares (China)	3,199,629	7,628,770
China Construction Bank Corp H Shares	130,417,575	137,395,315
China Merchants Bank Co Ltd A Shares (China)	98,700	599,129
China Merchants Bank Co Ltd H Shares	3,760,000	25,257,750
China Minsheng Banking Corp Ltd H Shares	3,978,500	2,222,868
Chongqing Rural Commercial Bank Co Ltd H Shares	1,534,081	1,237,408
Industrial & Commercial Bank of China Ltd H Shares	16,465,460	13,619,616
Postal Savings Bank of China Co Ltd H Shares (c)(d)	5,385,000	3,804,114
		206,259,738
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	2,536,500	3,316,559
China International Capital Corp Ltd H Shares (c)(d)(f)	856,400	2,085,548
Huatai Securities Co Ltd H Shares (c)(d)	920,000	2,162,440
JF SmartInvest Holdings Ltd	79,000	556,048
		8,120,595
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	143,209	2,796,872
Insurance - 1.5%
China Life Insurance Co Ltd H Shares	25,171,863	86,841,335
China Pacific Insurance Group Co Ltd H Shares	4,286,894	17,002,985
China Reinsurance Group Corp H Shares	1,723,000	354,087
China Taiping Insurance Holdings Co Ltd	2,288,434	5,105,559
New China Life Insurance Co Ltd H Shares	1,259,600	7,503,580
People's Insurance Co Group of China Ltd/The H Shares	6,233,000	5,644,057
PICC Property & Casualty Co Ltd H Shares	18,747,565	42,524,644
Ping An Insurance Group Co of China Ltd H Shares	5,913,375	43,276,593
Sunshine Insurance Group Co Ltd H Shares	901,500	419,160
		208,672,000
TOTAL FINANCIALS		425,849,205

Health Care - 0.9%
Biotechnology - 0.1%
3SBio Inc (c)(d)	1,094,500	4,394,504
Acrobiosystems Co Ltd A Shares (China)	115,200	953,440
HBM Holdings Ltd (b)(c)(d)	436,000	754,886
Innovent Biologics Inc (b)(c)(d)	788,000	9,524,035
Kexing Biopharrm Co Ltd A Shares (China)	55,115	262,740
		15,889,605
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	279,459	9,246,510
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	24,100	694,878
		9,941,388
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)	216,800	351,974
Sinopharm Group Co Ltd H Shares	216,000	555,977
		907,951
Life Sciences Tools & Services - 0.3%
GemPharmatech Co Ltd (China)	70,900	171,550
Novogene Co Ltd A Shares (China)	89,056	172,308
Wuxi Apptec Co Ltd A Shares (China)	33,200	427,883
Wuxi Apptec Co Ltd H Shares (c)(d)	2,909,863	37,823,192
Wuxi Biologics Cayman Inc (b)(c)(d)	464,000	1,857,037
		40,451,970
Pharmaceuticals - 0.4%
Chengdu Kanghong Pharmaceutical Group Co Ltd A Shares (China)	218,884	974,460
China Resources Pharmaceutical Group Ltd (c)(d)	2,070,500	1,273,843
Consun Pharmaceutical Group Ltd	1,283,000	2,443,841
Hansoh Pharmaceutical Group Co Ltd (c)(d)	9,742,484	50,328,837
Sino Biopharmaceutical Ltd	1,549,000	1,402,638
		56,423,619
TOTAL HEALTH CARE		123,614,533

Industrials - 2.8%
Building Products - 0.0%
Guangdong Dongpeng Holdings Co Ltd A Shares (China)	144,100	142,968
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	854,000	550,639
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	566,466
China Railway Group Ltd H Shares	7,307,000	3,669,619
		4,236,085
Electrical Equipment - 1.5%
Contemporary Amperex Technology Co Ltd A Shares	843,412	44,485,780
Contemporary Amperex Technology Co Ltd A Shares (China)	1,423,225	75,068,026
Harbin Electric Co Ltd H Shares	1,036,000	1,893,519
Sieyuan Electric Co Ltd A Shares	131,600	2,668,994
Sieyuan Electric Co Ltd A Shares (China)	2,545,665	51,628,909
Sungrow Power Supply Co Ltd A Shares	456,300	11,795,164
Sungrow Power Supply Co Ltd A Shares (China)	514,200	13,291,854
		200,832,246
Ground Transportation - 0.3%
DiDi Global Inc ADR (b)	89,400	478,290
Full Truck Alliance Co Ltd ADR	3,810,055	43,244,124
		43,722,414
Industrial Conglomerates - 0.0%
CITIC Ltd	2,986,000	4,667,513
Machinery - 0.8%
Airtac International Group	257,000	7,396,214
Huaming Power Equipment Co Ltd A Shares (China)	2,800,415	9,768,038
Neway Valve Suzhou Co Ltd A Shares (China)	1,283,300	8,928,897
Shenzhen Inovance Technology Co Ltd A Shares	140,300	1,401,106
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,121,504	61,132,418
Sinotruk Hong Kong Ltd	827,572	2,876,330
UBTech Robotics Corp Ltd H Shares (b)	422,000	6,124,858
Weichai Power Co Ltd H Shares	1,332,877	3,298,959
Yutong Bus Co Ltd A Shares (China)	943,500	4,148,410
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	692,783	3,096,575
Zhuzhou CRRC Times Electric Co Ltd H Shares	274,900	1,362,910
		109,534,715
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	3,286,300	5,592,786
Passenger Airlines - 0.0%
Hainan Airlines Holding Co Ltd A Shares (China) (b)	6,244,700	1,526,854
Spring Airlines Co Ltd A Shares (China)	43,700	339,444
		1,866,298
Professional Services - 0.2%
Kanzhun Ltd ADR	1,301,344	28,759,702
TOTAL INDUSTRIALS		399,905,366

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
BOE Technology Group Co Ltd A Shares (China)	19,858,000	10,833,346
Luxshare Precision Industry Co Ltd A Shares (China)	1,248,093	10,192,114
OPT Machine Vision Tech Co Ltd A Shares (China)	8,998	148,191
Raytron Technology Co Ltd A Shares (China)	113,272	1,218,280
		22,391,931
Semiconductors & Semiconductor Equipment - 0.3%
Montage Technology Co Ltd A Shares	1,213,408	20,321,933
Montage Technology Co Ltd A Shares (China)	492,800	8,253,323
NAURA Technology Group Co Ltd A Shares (China)	129,195	7,813,179
Xinyi Solar Holdings Ltd	1,196,000	494,643
		36,883,078
Software - 0.0%
Pony AI Inc ADR (b)	1,318,000	18,017,060
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd	9,452,000	11,751,795
Xiaomi Corp B Shares (b)(c)(d)	3,251,070	17,281,811
		29,033,606
TOTAL INFORMATION TECHNOLOGY		106,325,675

Materials - 0.8%
Chemicals - 0.1%
Anhui Huilong Agricultural Means of Production Co Ltd A Shares (China)	311,200	255,538
Fufeng Group Ltd	522,000	537,712
Zhejiang Hailide New Material Co Ltd A Shares (China)	270,700	213,865
Zhejiang NHU Co Ltd A Shares (China)	1,915,267	6,599,375
		7,606,490
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	3,609,893	10,858,913
Asia Cement China Holdings Corp (b)	23,814	7,922
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	172,500	305,234
China National Building Material Co Ltd H Shares	2,000,000	1,343,497
Keshun Waterproof Technologies Co Ltd A Shares (China)	86,200	63,351
		12,578,917
Metals & Mining - 0.6%
Aluminum Corp of China Ltd H Shares	1,786,000	2,406,368
Baoshan Iron & Steel Co Ltd A Shares (China)	2,724,386	2,791,557
China Hongqiao Group Ltd	2,177,000	8,628,980
China Zhongwang Holdings Ltd (b)(f)	350,800	0
CMOC Group Ltd H Shares	2,694,000	5,591,703
Hunan Valin Steel Co Ltd A Shares (China)	524,000	412,502
Jiangxi Copper Co Ltd H Shares	185,000	729,008
MMG Ltd (b)	9,288,000	8,243,381
Nanshan Aluminium International Holdings Ltd H Shares	96,400	502,452
Zijin Mining Group Co Ltd H Shares	15,278,870	60,246,904
		89,552,855
TOTAL MATERIALS		109,738,262

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	959,500	1,637,854
China Resources Land Ltd	288,000	1,115,653
KE Holdings Inc A Shares	109,635	632,122
		3,385,629
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	555,000	490,441
TOTAL CHINA		2,843,481,378
COLOMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp (b)	156,169	2,192,591
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	653,608	6,828,636
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	210,685	9,731,809
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	24,560	1,374,174
Moneta Money Bank AS (c)(d)	23,705	215,672

TOTAL CZECH REPUBLIC		1,589,846
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,000	7,310,205
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	86,807	17,355,176
TOTAL FRANCE		24,665,381
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	89,939	4,857,332
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(e)	48,900	5,044,035
GREECE - 1.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	255,900	5,231,969
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (b)	9,173	62,927
Financials - 1.0%
Banks - 1.0%
Alpha Bank SA	2,454,934	10,009,919
Eurobank Ergasias Services and Holdings SA	13,292,740	52,649,753
National Bank of Greece SA	4,090,976	64,084,015
Piraeus Financial Holdings SA	1,373,192	11,265,220
		138,008,907
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	43,221	872,636
TOTAL GREECE		144,176,439
HONG KONG - 0.6%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd (b)	2,109,457	1,083,767
Consumer Staples - 0.0%
Food Products - 0.0%
Nissin Foods Co Ltd	56,000	48,263
Financials - 0.5%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	130,368	22,118,235
Hong Kong Exchanges & Clearing Ltd	25,100	1,325,015
		23,443,250
Insurance - 0.3%
AIA Group Ltd	4,803,072	50,028,225
TOTAL FINANCIALS		73,471,475

Industrials - 0.0%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (b)	378	76
Machinery - 0.0%
Techtronic Industries Co Ltd	298,500	3,492,753
TOTAL INDUSTRIALS		3,492,829

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	173,000	662,611
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	541,182	9,675,818
TOTAL HONG KONG		88,434,763
HUNGARY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	56,151	300,360
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	1,696,951
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	837,267	87,152,989
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,067,083	31,608,173
TOTAL HUNGARY		120,758,473
INDIA - 8.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	1,902,601	8,539,305
Media - 0.0%
Affle 3i Ltd (b)	71,483	1,328,687
Jagran Prakashan Ltd	30,888	24,186
TV Today Network Ltd	18,378	28,467
		1,381,340
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	3,863,501	90,867,247
TOTAL COMMUNICATION SERVICES		100,787,892

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
FIEM Industries Ltd	3,461	87,740
Automobiles - 0.5%
Eicher Motors Ltd	82,870	6,541,514
Hero MotoCorp Ltd	6,378	440,720
Mahindra & Mahindra Ltd	1,353,284	56,903,778
Maruti Suzuki India Ltd	23,453	4,173,225
Tata Motors Passenger Vehicles Limited	344,594	1,375,970
TVS Motor Co Ltd	81,175	3,208,173
		72,643,380
Hotels, Restaurants & Leisure - 0.3%
EIH Associated Hotels	1,004	4,099
Eternal Ltd (b)	8,904,076	29,904,128
MakeMyTrip Ltd (b)(e)	188,474	13,455,159
		43,363,386
Specialty Retail - 0.0%
Cartrade Tech Ltd (b)	45,124	1,559,262
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	18,400	72,586
Kewal Kiran Clothing Ltd	10,152	56,966
Page Industries Ltd	524	224,716
Sutlej Textiles and Industries Ltd (b)	10,634	4,081
		358,349
TOTAL CONSUMER DISCRETIONARY		118,012,117

Consumer Staples - 0.1%
Beverages - 0.1%
Radico Khaitan Ltd	36,337	1,304,588
Varun Beverages Ltd	2,419,241	13,037,574
		14,342,162
Food Products - 0.0%
Bombay Burmah Trading Co	3,316	68,093
Tata Consumer Products Ltd	542,339	7,115,787
		7,183,880
Personal Care Products - 0.0%
Emami Ltd	30,144	178,963
TOTAL CONSUMER STAPLES		21,705,005

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bharat Petroleum Corp Ltd	3,024,754	12,155,750
Coal India Ltd	2,838,443	11,948,614
Hindustan Petroleum Corp Ltd	473,467	2,424,137
Indian Oil Corp Ltd	4,122,815	7,463,017
Oil & Natural Gas Corp Ltd	2,654,541	7,226,343
Petronet LNG Ltd	619,400	1,884,415
Reliance Industries Ltd	3,627,671	63,637,297
Reliance Industries Ltd GDR (d)	256,000	18,073,600
		124,813,173
Financials - 3.3%
Banks - 2.3%
Axis Bank Ltd	2,461,469	35,251,599
Bank of Baroda	1,295,860	4,202,742
Bank of India	1,818,686	2,994,779
Canara Bank	7,115,200	12,069,945
HDFC Bank Ltd	13,592,022	153,266,949
HDFC Bank Ltd ADR	818,215	30,126,676
ICICI Bank Ltd	3,906,322	60,892,862
ICICI Bank Ltd ADR	191,807	5,990,132
Indian Bank	69,287	674,795
Karur Vysya Bank Ltd/The	634,596	1,761,054
Kotak Mahindra Bank Ltd	522,949	12,432,885
South Indian Bank Ltd/The	6,126,056	2,713,520
State Bank of India	571,533	6,261,816
		328,639,754
Capital Markets - 0.2%
360 ONE WAM Ltd	1,043,000	13,810,797
Aditya Birla Sun Life Asset Management Co Ltd	29,628	243,822
BSE Ltd	94,451	3,067,892
HDFC Asset Management Co Ltd (c)(d)	474,864	14,205,106
Multi Commodity Exchange of India Ltd	4,799	541,233
Nahar Capital and Financial Services Ltd	1,596	4,764
SMC Global Securities Ltd	122,496	84,734
UTI Asset Management Co Ltd	2,603	33,241
VLS Finance Ltd	24,557	84,840
		32,076,429
Consumer Finance - 0.4%
Bajaj Finance Ltd	4,141,134	48,082,127
Five-Star Business Finance Ltd	319,843	2,115,082
Muthoot Finance Ltd	133,887	5,610,140
Repco Home Finance Ltd	6,303	29,457
		55,836,806
Financial Services - 0.1%
IIFL Finance Ltd (b)	287,414	1,861,391
L&T Finance Ltd	531,944	1,859,447
LIC Housing Finance Ltd	367,713	2,259,627
Power Finance Corp Ltd	581,031	2,358,431
PTC India Financial Services Ltd (b)	109,546	41,756
REC Ltd	2,311,438	9,335,668
		17,716,320
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	1,437,181	12,292,822
PB Fintech Ltd (b)	811,268	16,513,893
SBI Life Insurance Co Ltd (c)(d)	510,800	11,238,560
		40,045,275
TOTAL FINANCIALS		474,314,584

Health Care - 0.5%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	143,203	11,755,961
Dr Lal PathLabs Ltd (c)(d)	39,490	1,348,713
Fortis Healthcare Ltd	267,228	2,748,660
Global Health Ltd/India	63,137	880,396
Max Healthcare Institute Ltd	1,780,712	23,172,612
Narayana Hrudayalaya Ltd (c)	38,481	837,826
Yatharth Hospital & Trauma Care Services Ltd (b)(c)	187,006	1,481,298
		42,225,466
Pharmaceuticals - 0.2%
Alembic Pharmaceuticals Ltd	15,281	155,143
Alkem Laboratories Ltd	45,029	2,864,831
Aurobindo Pharma Ltd	197,107	2,705,931
Cipla Ltd/India	116,527	1,996,931
Dr Reddy's Laboratories Ltd	48,117	679,718
Glenmark Pharmaceuticals Ltd	139,509	3,038,547
Laurus Labs Ltd (c)(d)	44,284	511,127
Lupin Ltd	406,991	9,483,825
Sun Pharmaceutical Industries Ltd	423,768	8,686,305
Zydus Lifesciences Ltd	67,890	716,083
		30,838,441
TOTAL HEALTH CARE		73,063,907

Industrials - 1.0%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (c)	570,942	29,023,758
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	11,277	137,914
Construction & Engineering - 0.5%
Cemindia Projects Ltd	51,875	487,569
Larsen & Toubro Ltd	1,529,886	69,676,620
		70,164,189
Electrical Equipment - 0.0%
Polycab India Ltd	33,781	2,824,031
Industrial Conglomerates - 0.0%
Nava Ltd	270,628	1,580,954
Machinery - 0.1%
Ashok Leyland Ltd	4,840,408	8,565,349
Cummins India Ltd	27,702	1,388,665
NRB Bearings Ltd	41,260	134,900
Tata Motors Ltd /new (b)	344,594	1,357,459
		11,446,373
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	125,700	8,301,833
Professional Services - 0.1%
Computer Age Management Services Ltd	171,700	7,436,888
eClerx Services Ltd	4,953	252,245
		7,689,133
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	273,339	4,640,180
Gujarat Pipavav Port Ltd	793,019	1,586,109
		6,226,289
TOTAL INDUSTRIALS		137,394,474

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	643,744	11,701,162
Infosys Ltd	647,020	11,364,125
Infosys Ltd ADR (e)	1,031,127	18,024,100
Persistent Systems Ltd	60,771	4,320,674
Tata Consultancy Services Ltd	914,156	32,098,174
Wipro Ltd	9,400	26,249
		77,534,484
Software - 0.0%
Nucleus Software Exports Ltd	28,080	291,120
TOTAL INFORMATION TECHNOLOGY		77,825,604

Materials - 0.4%
Chemicals - 0.0%
Andhra Sugars Ltd/The	48,522	41,845
Chambal Fertilisers and Chemicals Ltd	310,361	1,528,777
Coromandel International Ltd	4,288	114,312
GHCL Ltd	19,449	125,197
Grauer & Weil India Ltd	28,965	26,113
Mayur Uniquoters Ltd	8,046	44,887
Paradeep Phosphates Ltd (c)(d)	722,895	1,283,002
Tamilnadu Petroproducts Ltd	29,740	34,787
UPL Ltd	274,982	2,334,651
		5,533,571
Construction Materials - 0.1%
JK Cement Ltd	290,952	18,748,619
NCL Industries Ltd	10,163	22,709
		18,771,328
Metals & Mining - 0.3%
Hindalco Industries Ltd	1,074,910	9,724,666
National Aluminium Co Ltd	1,011,900	2,944,109
NMDC Ltd	3,903,567	3,229,237
Tata Steel Ltd	5,387,084	10,125,953
Vedanta Ltd	465,172	2,738,266
Welspun Corp Ltd	177,026	1,696,640
		30,458,871
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd	7,875	21,389
TOTAL MATERIALS		54,785,159

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NESCO Ltd	2,197	31,570
Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	50,084	95,554
Power Grid Corp of India Ltd	4,195,879	12,676,010
		12,771,564
Gas Utilities - 0.0%
GAIL India Ltd	1,479,153	2,914,902
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd	3,694,753	13,498,278
TOTAL UTILITIES		29,184,744

TOTAL INDIA		1,211,918,229
INDONESIA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	24,998,200	5,268,309
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,245,700	141,578
Textiles, Apparel & Luxury Goods - 0.0%
Hartadinata Abadi Tbk PT	552,743	49,616
TOTAL CONSUMER DISCRETIONARY		191,194

Consumer Staples - 0.1%
Food Products - 0.1%
Astra Agro Lestari Tbk PT	61,551	27,994
Charoen Pokphand Indonesia Tbk PT	766,200	212,999
Dharma Satya Nusantara Tbk PT	8,756,637	891,174
Eagle High Plantations Tbk PT (b)	5,369,800	54,166
Indofood CBP Sukses Makmur Tbk PT	3,725,200	1,889,999
Indofood Sukses Makmur Tbk PT	10,455,500	4,614,105
Japfa Comfeed Indonesia Tbk PT	907,600	132,966
Nusantara Sawit Sejahtera Tbk	1,218,900	38,788
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	38,214
Triputra Agro Persada PT	990,800	100,538
Ultrajaya Milk Industry & Trading Co Tbk PT	694,200	62,939
		8,063,882
Household Products - 0.0%
Unilever Indonesia Tbk PT	869,000	135,659
Personal Care Products - 0.0%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,051,900	67,144
Tobacco - 0.0%
Gudang Garam Tbk PT	347,200	310,614
TOTAL CONSUMER STAPLES		8,577,299

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	5,409,414	587,874
Baramulti Suksessarana Tbk PT	28,475	6,668
Bukit Asam Tbk PT	2,237,184	310,291
Indo Tambangraya Megah Tbk PT	211,907	280,549
United Tractors Tbk PT	1,174,200	1,974,038
		3,159,420
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	183,017,765	91,135,652
Bank Danamon Indonesia Tbk PT	355,601	53,164
Bank Mandiri Persero Tbk PT	7,439,900	2,161,008
Bank Rakyat Indonesia Persero Tbk PT	142,092,700	31,474,404
		124,824,228
Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	3,194,284	64,442
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	140,506
Ground Transportation - 0.0%
Adi Sarana Armada Tbk PT	1,084,700	72,291
Rmk Energy Tbk PT	2,594,800	593,587
		665,878
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,160,200	3,602,480
TOTAL INDUSTRIALS		4,473,306

Materials - 0.0%
Metals & Mining - 0.0%
Aneka Tambang Tbk	10,700,600	1,869,634
Archi Indonesia Tbk PT (b)	1,399,480	103,353
		1,972,987
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	15,770,600	1,709,152
TOTAL INDONESIA		150,175,895
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (e)	11,900	4,663,610
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	40,500	4,307,486
TOTAL ITALY		8,971,096
KAZAKHSTAN - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAC Kazatomprom JSC GDR (c)	87,337	4,829,736
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR (b)	223,199	17,255,515
TOTAL KAZAKHSTAN		22,085,251
KOREA (SOUTH) - 8.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
KT Corp	355,391	12,243,434
LG Uplus Corp	414,477	4,257,174
		16,500,608
Entertainment - 0.0%
Com2uSCorp	2,100	44,693
DoubleDown Interactive Co Ltd ADR (b)	2,346	21,841
Gravity Co Ltd ADR (b)	279	16,034
Mgame Corp	27,821	125,576
		208,144
Interactive Media & Services - 0.2%
Kakao Corp	333,380	13,379,471
NAVER Corp	51,000	8,509,857
Webtoon Entertainment Inc (b)(e)	760,789	10,582,575
		32,471,903
TOTAL COMMUNICATION SERVICES		49,180,655

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	63,932	2,681,147
Hyundai Mobis Co Ltd	111,435	23,547,105
PHA Co Ltd	10,325	78,963
Seoyon Co Ltd	15,754	101,150
SJG Sejong	8,353	48,969
Yoosung Enterprise Co Ltd	12,624	17,359
		26,474,693
Automobiles - 0.5%
Hyundai Motor Co	107,677	19,217,290
Kia Corp	585,890	45,619,242
		64,836,532
Broadline Retail - 0.0%
SAVEZONE I&C CORP	11,337	19,325
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	21,055
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	177,041
Household Durables - 0.0%
LG Electronics Inc	39,209	2,292,993
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	19,221
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	30,072	1,797,251
TOTAL CONSUMER DISCRETIONARY		95,638,111

Consumer Staples - 0.1%
Food Products - 0.0%
Maeil Dairies Co Ltd	1,869	44,746
Personal Care Products - 0.0%
APR Corp/Korea	41,652	7,259,698
Cosmecca Korea Co Ltd	6,364	327,959
		7,587,657
Tobacco - 0.1%
KT&G Corp	136,079	13,509,300
TOTAL CONSUMER STAPLES		21,141,703

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	22,545	3,026,470
Financials - 1.0%
Banks - 0.7%
BNK Financial Group Inc	60,117	618,321
Hana Financial Group Inc	450,153	28,701,280
iM Financial Group Co Ltd	25,591	249,964
KB Financial Group Inc	416,125	35,572,194
Shinhan Financial Group Co Ltd	465,737	24,946,984
Woori Financial Group Inc	954,649	17,330,551
		107,419,294
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	12,131	2,265,976
Korea Investment Holdings Co Ltd	58,341	6,392,152
Samsung Securities Co Ltd	47,024	2,531,667
		11,189,795
Insurance - 0.2%
DB Insurance Co Ltd	29,858	2,541,185
Samsung Fire & Marine Insurance Co Ltd	80,237	26,379,475
		28,920,660
TOTAL FINANCIALS		147,529,749

Health Care - 0.2%
Biotechnology - 0.0%
PharmaResearch Co Ltd	3,316	1,063,337
Samsung Episholdings Co Ltd	2,339	686,476
		1,749,813
Health Care Equipment & Supplies - 0.0%
Rayence Co Ltd	12,372	44,670
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	18,537	20,361,510
TOTAL HEALTH CARE		22,155,993

Industrials - 1.0%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	57,784	33,613,507
Korea Aerospace Industries Ltd	349,058	25,998,357
		59,611,864
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	43,906	4,928,965
Construction & Engineering - 0.0%
Samsung E&A Co Ltd	62,918	1,098,820
Electrical Equipment - 0.2%
Dongyang E&P Inc	21,665	360,853
Doosan Enerbility Co Ltd (b)	267,419	13,972,181
HD Hyundai Electric Co Ltd	5,096	2,705,376
Hyosung Heavy Industries Corp	5,209	6,784,591
LS Electric Co Ltd	34,270	10,780,206
		34,603,207
Industrial Conglomerates - 0.2%
AK Holdings Inc	1,601	9,818
CJ Corp	15,983	1,918,731
GS Holdings Corp	36,379	1,400,747
Hanwha Corp	52,443	2,845,955
Samsung C&T Corp	67,337	10,361,984
SK Square Co Ltd (b)	43,249	8,849,575
Woongjin Co Ltd (b)	6,427	11,645
		25,398,455
Machinery - 0.1%
DYPNF Co Ltd (b)	4,363	40,460
HD Hyundai Heavy Industries Co Ltd	5,005	1,830,008
HD Korea Shipbuilding & Offshore Engineering Co Ltd	29,416	8,234,244
HD-Hyundai Marine Engine (b)	11,551	610,772
Hyundai Rotem Co Ltd	35,417	4,250,332
Samsung Heavy Industries Co Ltd (b)	97,982	1,646,285
TK Corp	13,532	210,774
TYM Corp	8,869	37,657
		16,860,532
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	56,587	1,218,476
TOTAL INDUSTRIALS		143,720,319

Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 0.1%
Amotech Co Ltd (b)	3,877	25,388
LG Innotek Co Ltd	19,378	3,140,994
MAKUS Inc	7,547	113,502
Samsung Electro-Mechanics Co Ltd	68,154	11,708,940
Segyung Hitech Co Ltd	35,908	126,287
		15,115,111
Semiconductors & Semiconductor Equipment - 1.4%
DB HiTek Co Ltd	2,137	92,812
DIT Corp	3,907	38,049
DNF Co Ltd	2,562	23,960
Eugene Technology Co Ltd	21,539	1,179,648
Global Standard Technology Co Ltd	21,875	396,442
HD Hyundai Energy Solutions Co Ltd (b)	2,035	75,661
KoMiCo Ltd	3,321	197,300
LOT Vacuum Co Ltd (b)	5,385	46,927
LX Semicon Co Ltd	651	23,005
NEPES Corp (b)	3,272	38,604
SK Hynix Inc	551,179	200,068,015
Union Semiconductor Equipment & Materials Co Ltd	7,494	50,363
Uniquest Corp	10,527	45,295
		202,276,081
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co Ltd	6,817,197	469,210,458
TOTAL INFORMATION TECHNOLOGY		686,601,650

Materials - 0.0%
Chemicals - 0.0%
Dongsung Finetec Co Ltd	6,559	110,834
ENF Technology Co Ltd	3,366	102,972
Purit Co Ltd	4,872	27,522
Taekwang Industrial Co Ltd	98	53,956
Unid CO Ltd	519	23,136
		318,420
Metals & Mining - 0.0%
Hyundai Steel Co	10,225	211,095
KG Chemical Corp	20,798	77,617
SeAH Steel Corp	332	27,035
		315,747
TOTAL MATERIALS		634,167

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	323,399	11,654,076
TOTAL KOREA (SOUTH)		1,181,282,893
KUWAIT - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	389,704
Mobile Telecommunications Co KSCP	1,999,721	3,387,701
National Mobile Telecommunications Co KSC	1,531	6,988
		3,784,393
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	238,574	875,950
Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	137,157	643,447
Financials - 0.1%
Banks - 0.1%
National Bank of Kuwait SAKP	1,652,637	5,405,596
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	29,323	372,568
Kuwait Investment Co SAK	683,641	521,166
		893,734
TOTAL FINANCIALS		6,299,330

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSCC	338,975	157,920
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP	58,228	326,661
TOTAL INDUSTRIALS		484,581

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	56,898	109,365
TOTAL KUWAIT		12,197,066
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,009,000	5,214,999
MALAYSIA - 0.3%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	235,000	20,472
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Oriental Kopi Holdings Bhd	584,800	179,721
Sports Toto Bhd	96,300	31,692
		211,413
Specialty Retail - 0.0%
Petronas Dagangan Bhd	105,700	506,951
TOTAL CONSUMER DISCRETIONARY		718,364

Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	13,800	356,980
SD Guthrie Bhd	450,800	568,341
Three-A Resources BHD	93,000	15,528
United Plantations BHD	15,000	102,432
		1,043,281
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,399,000	2,014,289
CIMB Group Holdings Bhd	18,856,880	34,907,473
Hong Leong Bank Bhd	237,700	1,215,966
Hong Leong Financial Group Bhd	52,890	223,207
RHB Bank Bhd	829,000	1,394,204
		39,755,139
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	106,300	21,736
TOTAL FINANCIALS		39,776,875

Industrials - 0.0%
Construction & Engineering - 0.0%
Kelington Group Bhd	104,100	133,762
Kerjaya Prospek Group Bhd	107,300	73,740
Mitrajaya Holdings Bhd	179,300	29,287
Sunway Construction Group Bhd	280,800	400,900
		637,689
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,470,100	1,165,564
Professional Services - 0.0%
Zetrix Ai Bhd	8,727,000	1,742,233
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	308,725	43,330
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	109,200	141,636
TOTAL INDUSTRIALS		3,730,452

Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (b)	500	73
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (b)	265,100	10,906
TOTAL MATERIALS		10,979

TOTAL MALAYSIA		45,300,423
MEXICO - 2.1%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV ADR	1,539,900	35,540,892
America Movil SAB de CV Series B	12,111,435	13,877,755
		49,418,647
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (e)	297,663	1,646,003
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	399,000	1,089,450
TOTAL CONSUMER DISCRETIONARY		2,735,453

Consumer Staples - 0.9%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	405,978	38,949,529
Consumer Staples Distribution & Retail - 0.5%
BBB Foods Inc Class A (b)(e)	277,354	9,036,193
Grupo Comercial Chedraui SA de CV (e)	689,400	5,010,120
Wal-Mart de Mexico SAB de CV Series V	16,386,236	54,931,184
		68,977,497
Food Products - 0.1%
Gruma SAB de CV Series B	571,162	9,968,885
TOTAL CONSUMER STAPLES		117,895,911

Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (c)(d)	72,970	191,027
Grupo Financiero Banorte SAB de CV	4,114,609	39,677,952
		39,868,979
Consumer Finance - 0.0%
Gentera SAB de CV	839,800	1,984,206
TOTAL FINANCIALS		41,853,185

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	311,700	4,177,914
Grupo Aeroportuario del Pacifico SAB de CV Series B (e)	255,935	6,109,101
Promotora y Operadora de Infraestructura SAB de CV	18,043	246,416
		10,533,431
Materials - 0.4%
Construction Materials - 0.3%
Cemex SAB de CV ADR	3,565,916	38,476,234
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,964,296	17,078,781
Industrias Penoles SAB de CV (b)	57,288	2,449,413
Ternium SA ADR	50,330	1,853,654
		21,381,848
TOTAL MATERIALS		59,858,082

Real Estate - 0.1%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV (e)	24,930	39,968
Fibra Uno Administracion SA de CV	1,967,100	2,887,072
		2,927,040
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (e)	1,918,800	8,214,741
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	208,746	6,502,438
TOTAL REAL ESTATE		17,644,219

TOTAL MEXICO		299,938,928
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	32,900	4,958,999
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom)	14,117,520	818,816
PERU - 0.6%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	298,446	76,763,296
Intercorp Financial Services Inc (United States) (c)	7,904	318,452
		77,081,748
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	32,811
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA ADR	426,118	10,559,204
TOTAL PERU		87,673,763
PHILIPPINES - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
SSI Group Inc (c)	113,000	4,818
Industrials - 0.1%
Industrial Conglomerates - 0.0%
JG Summit Holdings Inc	184,400	68,557
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,418,750	13,126,269
TOTAL INDUSTRIALS		13,194,826

Materials - 0.0%
Metals & Mining - 0.0%
OceanaGold Philippines Inc	93,500	45,924
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	25,370,453	8,804,978
TOTAL PHILIPPINES		22,050,546
POLAND - 0.7%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	34,942	2,454,993
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	928,686	8,157,351
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	2,220	10,347,651
TOTAL CONSUMER DISCRETIONARY		18,505,002

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	643,100	7,195,192
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	254,779	6,563,997
Financials - 0.6%
Banks - 0.4%
Bank Polska Kasa Opieki SA	331,011	18,136,284
Powszechna Kasa Oszczednosci Bank Polski SA	1,455,770	30,875,800
		49,012,084
Capital Markets - 0.0%
XTB SA (c)(d)	53,238	1,030,812
Insurance - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,143,816	19,702,214
TOTAL FINANCIALS		69,745,110

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	825	43,993
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA (b)	164,847	428,227
TOTAL POLAND		104,936,514
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	326,866	7,752,462
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	168,177	588,920
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	352,878	233,863
TOTAL COMMUNICATION SERVICES		822,783

Financials - 0.0%
Banks - 0.0%
Commercial Bank of Qatar	106,885	118,275
Doha Bank QPSC	933,222	686,909
Qatar National Bank QPSC	211,900	1,053,389
		1,858,573
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	22,883	24,209
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,520
TOTAL INDUSTRIALS		29,729

TOTAL QATAR		2,711,085
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(e)(f)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	1,235,592	12
LUKOIL PJSC (b)(f)	165,638	0
LUKOIL PJSC ADR (b)(f)	200,700	2
Rosneft Oil Co PJSC (b)(f)	634,013	0
		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,908,251	0
Sberbank of Russia PJSC (Russia) (b)(f)	328,709	3
Sberbank of Russia PJSC ADR (b)(f)	1,288,149	14
		17
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	18,583	0
Phosagro Pjsc GDR (b)(c)(f)	359	0
Phosagro Pjsc GDR (b)(c)(f)	1	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	355,140	0
Novolipetsk Steel PJSC GDR (b)(c)(f)	56,576	1
Polyus PJSC (b)(f)	24,680	0
		1
TOTAL MATERIALS		1

TOTAL RUSSIA		32
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	621,534	7,067,838
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	450,728	7,545,274
Mobile Telecommunications Co Saudi Arabia	145,237	415,411
		7,960,685
TOTAL COMMUNICATION SERVICES		15,028,523

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Al Majed for Oud Co	2,873	103,388
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	2,293,700	15,059,199
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	2,494,464	63,733,857
Arab National Bank	1,243,862	7,354,185
Banque Saudi Fransi	358,476	1,570,951
Riyad Bank	568,631	3,910,669
Saudi Awwal Bank	110,855	904,818
Saudi National Bank/The	2,054,357	20,207,060
		97,681,540
Industrials - 0.0%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	33,106	580,675
Materials - 0.0%
Chemicals - 0.0%
SABIC Agri-Nutrients Co	7,957	247,102
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	42,338	238,694
Eastern Province Cement Co	12,446	77,135
Tabuk Cement Co	27,542	69,673
		385,502
TOTAL MATERIALS		632,604

TOTAL SAUDI ARABIA		129,085,929
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
IGG Inc	421,000	206,562
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (c)	229,085	9,489,730
SOUTH AFRICA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	200,049	586,541
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	3,254,880	30,031,731
TOTAL COMMUNICATION SERVICES		30,618,272

Consumer Discretionary - 0.7%
Broadline Retail - 0.6%
Naspers Ltd Class N	1,284,883	80,382,842
Specialty Retail - 0.1%
Foschini Group Ltd	201,161	982,219
Lewis Group Ltd	7,250	35,447
Mr Price Group Ltd	108,553	1,332,421
Pepkor Holdings Ltd (c)(d)	8,697,142	13,286,188
Super Group Ltd/South Africa	70,708	78,678
		15,714,953
TOTAL CONSUMER DISCRETIONARY		96,097,795

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	649,079	15,495,202
Shoprite Holdings Ltd	1,066,661	17,115,199
		32,610,401
Food Products - 0.0%
Premier Group Ltd	2,238	21,786
TOTAL CONSUMER STAPLES		32,632,187

Financials - 0.6%
Banks - 0.3%
Capitec Bank Holdings Ltd	138,292	31,384,819
Nedbank Group Ltd	80,158	1,197,644
Standard Bank Group Ltd	845,930	13,032,599
		45,615,062
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	443
Investec Ltd	152,471	1,090,476
Jse Limited	15,289	118,836
		1,209,755
Financial Services - 0.2%
FirstRand Ltd	5,650,676	26,903,971
Insurance - 0.1%
Old Mutual Ltd	7,555,982	6,124,712
OUTsurance Group Ltd	551,936	2,338,541
		8,463,253
TOTAL FINANCIALS		82,192,041

Materials - 0.7%
Chemicals - 0.1%
Omnia Holdings Ltd	11,344	50,716
Sasol Ltd (b)	2,898,311	18,917,503
		18,968,219
Construction Materials - 0.0%
PPC Ltd	129,429	41,148
Metals & Mining - 0.6%
African Rainbow Minerals Ltd	8,564	89,718
Gold Fields Ltd	316,435	13,379,348
Gold Fields Ltd ADR	233,863	10,030,384
Harmony Gold Mining Co Ltd	196,307	3,831,779
Harmony Gold Mining Co Ltd ADR	301,883	5,935,020
Impala Platinum Holdings Ltd	2,368,449	29,807,244
Kumba Iron Ore Ltd (e)	12,364	241,611
Northam Platinum Holdings Ltd	70,388	1,256,690
Sibanye Stillwater Ltd (b)	370,374	1,222,220
Sibanye Stillwater Ltd ADR (b)	47,459	632,628
Valterra Platinum Ltd	258,134	17,926,298
		84,352,940
TOTAL MATERIALS		103,362,307

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	2,704,573	2,766,018
TOTAL SOUTH AFRICA		347,668,620
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	9,124,200	2,242,115
TAIWAN - 13.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	849,000	3,531,074
Entertainment - 0.1%
International Games System Co Ltd	315,000	7,459,126
TOTAL COMMUNICATION SERVICES		10,990,200

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	95,637
Kuang Hong Arts Management Inc	41,000	182,937
Lion Travel Service Co Ltd	180,000	995,315
Wowprime Corp	56,685	388,414
		1,662,303
Household Durables - 0.0%
FY Group Ltd	11,000	16,021
Shane Global Holding Inc	16,000	25,369
Ya Horng Electronic Co Ltd	13,000	23,450
		64,840
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	1,364,106	19,063,661
King Chou Marine Technology Co Ltd	16,000	28,402
Pou Chen Corp	1,139,000	1,110,795
		20,202,858
TOTAL CONSUMER DISCRETIONARY		21,930,001

Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	2,481,391	6,049,859
Financials - 0.1%
Banks - 0.1%
Chang Hwa Commercial Bank Ltd	1,754,550	1,129,551
CTBC Financial Holding Co Ltd	8,038,934	11,132,093
First Financial Holding Co Ltd	124,000	109,073
SinoPac Financial Holdings Co Ltd	559,394	480,469
Taiwan Cooperative Financial Holding Co Ltd	355,350	270,105
		13,121,291
Financial Services - 0.0%
Chailease Holding Co Ltd	219,000	718,902
Yuanta Financial Holding Co Ltd	554,140	637,552
		1,356,454
TOTAL FINANCIALS		14,477,745

Health Care - 0.0%
Pharmaceuticals - 0.0%
Cenra Inc	20,000	21,736
Sinphar Pharmaceutical Co Ltd	40,000	39,647
		61,383
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	411,356
Construction & Engineering - 0.0%
Acter Group Corp Ltd	6,000	133,091
Kedge Construction Co Ltd	15,000	42,547
United Integrated Services Co Ltd	38,000	970,074
		1,145,712
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	121,000	4,473,340
Machinery - 0.1%
Hiwin Technologies Corp	2,000,515	12,305,173
Value Valves Co Ltd	6,000	15,527
		12,320,700
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,617,000	9,250,454
Yang Ming Marine Transport Corp	658,000	1,090,480
		10,340,934
Passenger Airlines - 0.1%
China Airlines Ltd	2,274,000	1,391,490
Eva Airways Corp	7,580,000	8,237,818
		9,629,308
TOTAL INDUSTRIALS		38,321,350

Information Technology - 12.8%
Communications Equipment - 0.2%
Accton Technology Corp	1,056,942	34,527,378
Arcadyan Technology Corp	19,000	110,814
Zyxel Group Corp	158,000	182,790
		34,820,982
Electronic Equipment, Instruments & Components - 2.1%
AVer Information Inc	16,000	15,247
Chroma ATE Inc	766,257	20,000,780
Delta Electronics Inc	2,287,806	67,955,356
E Ink Holdings Inc	2,623,000	16,050,483
Elite Material Co Ltd	821,759	39,939,525
General Interface Solution GIS Holding Ltd (b)	68,000	92,539
Gold Circuit Electronics Ltd	338,000	6,818,816
Hannstar Board Corp	22,120	76,137
Hon Hai Precision Industry Co Ltd	13,913,374	99,992,538
Lotes Co Ltd	12,000	501,004
Primax Electronics Ltd	69,917	183,388
Simplo Technology Co Ltd	73,000	798,005
Sirtec International Co Ltd	1,000	798
Taiwan Surface Mounting Technology Corp	446,000	1,456,959
Unimicron Technology Corp	4,018,000	23,882,366
Unimicron Technology Corp rights 1/5/2026 (b)	90,624	203,620
Weblink International Inc	27,585	45,540
Yageo Corp	3,839,864	28,758,901
Zhen Ding Technology Holding Ltd	102,000	472,990
		307,244,992
Semiconductors & Semiconductor Equipment - 10.0%
ADATA Technology Co Ltd	632,000	3,575,230
Advanced Analog Technology Inc	33,000	54,269
Alchip Technologies Ltd	20,000	2,106,639
ASE Technology Holding Co Ltd	3,302,691	24,232,048
ASPEED Technology Inc	85,000	19,816,267
eGalax_eMPIA Technology Inc	293,826	354,442
eMemory Technology Inc	135,521	8,832,599
Everlight Electronics Co Ltd	16,000	26,464
FocalTech Systems Co Ltd	195,000	328,760
Global Mixed Mode Technology Inc	5,000	32,666
Global Unichip Corp	25,000	1,800,682
Himax Technologies Inc ADR	5,217	39,441
ITE Technology Inc	155,000	595,261
King Yuan Electronics Co Ltd	347,000	2,532,524
Macroblock Inc	39,000	64,758
MediaTek Inc	2,496,518	110,993,486
MPI Corp	44,000	3,183,223
Niko Semiconductor Co Ltd	58,266	88,206
Novatek Microelectronics Corp	490,000	6,082,640
Phison Electronics Corp	51,000	1,820,442
Pixart Imaging Inc	133,000	885,904
Radiant Opto-Electronics Corp	128,000	491,570
Raydium Semiconductor Corp	62,572	432,741
Realtek Semiconductor Corp	464,000	7,704,497
Silicon Motion Technology Corp ADR	50,086	4,455,651
Sinopower Semiconductor Inc	16,000	58,642
Sitronix Technology Corp	51,000	296,634
Sonix Technology Co Ltd	94,000	102,158
Sunplus Technology Co Ltd (b)	31,000	20,055
Taiwan Semiconductor Manufacturing Co Ltd	26,237,522	1,210,025,647
Taiwan Semiconductor Manufacturing Co Ltd ADR	103,653	30,215,886
		1,441,249,432
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co Ltd	254,760	11,164,069
Asustek Computer Inc	404,000	7,738,280
Compal Electronics Inc	2,493,000	2,331,949
Ennoconn Corp	9,000	85,476
Gigabyte Technology Co Ltd	67,000	519,950
King Slide Works Co Ltd	19,000	2,310,131
Lite-On Technology Corp	485,000	2,457,692
Pegatron Corp	2,008,000	4,614,106
Quanta Computer Inc	1,075,000	9,661,536
Wistron Corp	1,308,000	6,023,712
Wiwynn Corp	134,000	19,516,844
		66,423,745
TOTAL INFORMATION TECHNOLOGY		1,849,739,151

TOTAL TAIWAN		1,941,569,689
THAILAND - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	3,300	19,058
Specialty Retail - 0.0%
Com7 Pcl	2,580,700	1,759,569
Index Livingmall PCL depository receipt	197,986	83,213
		1,842,782
TOTAL CONSUMER DISCRETIONARY		1,861,840

Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	168,600	77,161
Food Products - 0.0%
Charoen Pokphand Foods PCL	1,335,100	843,790
TOTAL CONSUMER STAPLES		920,951

Financials - 0.3%
Banks - 0.3%
Bangkok Bank PCL depository receipt	2,630,300	12,938,587
Kasikornbank PCL	2,201,000	12,779,779
Kasikornbank PCL depository receipt	602,360	3,497,514
Krung Thai Bank PCL depository receipt	5,009,300	4,288,784
		33,504,664
Industrials - 0.1%
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt (b)	1,376,270	50,560
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	13,139,806	17,795,192
TOTAL INDUSTRIALS		17,845,752

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	281,300	1,760,314
TOTAL THAILAND		55,893,521
TURKEY - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
TAB Gida Sanayi Ve Ticaret AS	29,542	150,068
Consumer Staples - 0.0%
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	734,269	1,914,226
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	119,524	547,826
Financials - 0.1%
Banks - 0.1%
Yapi ve Kredi Bankasi AS (b)	18,565,000	15,419,417
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	79,910	407,247
TOTAL FINANCIALS		15,826,664

Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,414,300	13,673,377
Industrial Conglomerates - 0.0%
AG Anadolu Grubu Holding AS Class A	2,778,751	1,825,422
Passenger Airlines - 0.0%
Turk Hava Yollari AO	414,957	2,662,969
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	503,721	3,294,831
TOTAL INDUSTRIALS		21,456,599

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,376,868	3,665,762
TOTAL TURKEY		43,561,145
UNITED ARAB EMIRATES - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	595,070	2,916,335
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (b)	37,355	264,847
TOTAL COMMUNICATION SERVICES		3,181,182

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	596,758	625,541
Energy - 0.5%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	22,779,111	32,436,595
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	39,377,598	34,951,324
TOTAL ENERGY		67,387,919

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,523,729	21,205,489
Abu Dhabi Commercial Bank PJSC rights 12/4/2025 (b)	433,397	448,400
Abu Dhabi Islamic Bank PJSC	6,662	36,096
Dubai Islamic Bank PJSC	288,424	720,108
Emirates NBD Bank PJSC	403,076	2,677,772
First Abu Dhabi Bank PJSC	1,248,718	5,385,380
		30,473,245
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (c)	22,953	231,515
Passenger Airlines - 0.0%
Air Arabia PJSC	148,057	173,338
TOTAL INDUSTRIALS		404,853

Information Technology - 0.0%
IT Services - 0.0%
Presight AI Holding PLC (b)	2,438,000	1,971,455
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	1,165,023	2,585,169
Deyaar Development PJSC	363,388	99,928
Emaar Development PJSC	3,344,207	13,384,658
Emaar Properties PJSC	8,517,009	30,841,505
Tecom Group Pjsc	36,802	32,665
		46,943,925
TOTAL UNITED ARAB EMIRATES		150,988,120
UNITED KINGDOM - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Investec PLC	290,091	2,098,524
Industrials - 0.0%
Industrial Conglomerates - 0.0%
CK Hutchison Holdings Ltd	81,000	571,401
TOTAL UNITED KINGDOM		2,669,925
UNITED STATES - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	535,241	7,851,358
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	634,893	16,700,736
Information Technology - 0.4%
IT Services - 0.0%
Cognizant Technology Solutions Corp Class A	77,688	6,037,134
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	195,000	34,515,000
Software - 0.1%
Synopsys Inc (b)	25,100	10,492,051
TOTAL INFORMATION TECHNOLOGY		51,044,185

Materials - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Inc	41,267	1,773,656
TOTAL UNITED STATES		77,369,935
VIETNAM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
FPT Corp	2,277,827	8,391,107
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	145,457	3,291,245
TOTAL COMMON STOCKS (Cost $6,357,418,747)		9,839,016,002

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,176)	15	1,326

International Equity Funds - 29.9%
	Shares	Value ($)
Artisan Developing World Fund Investor Shares	3,287,456	77,879,833
Brandes Emerging Markets Value Fund Class A	13,439,188	160,060,730
Fidelity Advisor China Region Fund - Class Z (g)	652,122	34,927,661
Fidelity SAI Emerging Markets Index Fund (g)	20,780,757	366,364,753
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	69,765,579	860,907,240
Fidelity SAI Emerging Markets Momentum Index Fund (g)	5,186,722	51,556,016
Fidelity SAI Emerging Markets Value Index Fund (g)	117,492,314	1,986,795,026
Goldman Sachs Emerging Markets Equity Fund Institutional Class	18,202,494	542,980,398
iShares China Large-Cap ETF (e)	575,894	22,765,090
iShares MSCI China ETF	2,137,525	132,954,055
iShares MSCI South Korea ETF (e)	511,975	46,523,168
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	21,415,555
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,266,003,174)		4,305,129,525

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd non-voting shares	574,590	29,448,165
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	145,250	1
Sberbank of Russia PJSC (b)(f)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,406,943)		29,448,166

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/11/2025 (i)	3.97 to 3.98	3,280,000	3,276,433
US Treasury Bills 0% 12/4/2025 (i)	3.95 to 4.06	3,640,000	3,638,826
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,915,197)			6,915,259

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	25,199,409	25,204,449
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	119,070,255	119,082,163
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	3.94	240,956,897	240,956,897
TOTAL MONEY MARKET FUNDS (Cost $385,243,509)			385,243,509

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $10,035,988,746)	14,565,753,787
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(144,580,531)
NET ASSETS - 100.0%	14,421,173,256

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,595	12/19/2025	178,743,600	3,158,142	3,158,142

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $381,609,191 or 2.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,169,679 or 2.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,150,828.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	127,747,816	866,557,116	969,098,726	3,031,246	(1,757)	-	25,204,449	25,199,409	0.0%
Fidelity Securities Lending Cash Central Fund	256,660,138	1,319,315,185	1,456,894,824	1,622,767	1,664	-	119,082,163	119,070,255	0.4%
Total	384,407,954	2,185,872,301	2,425,993,550	4,654,013	(93)	-	144,286,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	-	36,608,164	-	-	-	(1,680,503)	34,927,661	652,122
Fidelity SAI Emerging Markets Index Fund	637,651,368	121,552,677	475,647,768	-	4,880,257	77,928,219	366,364,753	20,780,757
Fidelity SAI Emerging Markets Low Volatility Index Fund	761,840,119	-	-	-	-	99,067,121	860,907,240	69,765,579
Fidelity SAI Emerging Markets Momentum Index Fund	-	49,999,999	-	-	-	1,556,017	51,556,016	5,186,722
Fidelity SAI Emerging Markets Value Index Fund	1,572,047,158	-	-	-	-	414,747,868	1,986,795,026	117,492,314
Fidelity SAI Inflation-Focused Fund	1,247	66	-	67	-	13	1,326	15
	2,971,539,892	208,160,906	475,647,768	67	4,880,257	591,618,735	3,300,552,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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